Price Risk Management Assets And Liabilities (Outstanding Commodity-Related Derivatives) (Details)		12 Months Ended
		Dec. 31, 2014 Megawatt MMbtu barrels gal bbl	Dec. 31, 2013 Megawatt MMbtu barrels gal bbl
Mark-To-Market Derivatives [Member] | Power [Member] | Forwards/Swaps [Member] | ETP [Member]
Notional Volume | Megawatt		288,775	351,050
Maturity		2015	2014
Mark-To-Market Derivatives [Member] | Power [Member] | Future [Member] | ETP [Member]
Notional Volume | Megawatt		(156,000)	(772,476)
Maturity		2015	2014
Mark-To-Market Derivatives [Member] | Power [Member] | Options - Puts [Member] | ETP [Member]
Notional Volume | Megawatt		(72,000)	(52,800)
Maturity		2015	2014
Mark-To-Market Derivatives [Member] | Power [Member] | Options - Calls [Member] | ETP [Member]
Notional Volume | Megawatt		198,556	103,200
Maturity		2015	2014
Mark-To-Market Derivatives [Member] | Crude Oil [Member] | Future [Member] | ETP [Member]
Notional Volume | barrels			103,000
Maturity			2014
Mark-To-Market Derivatives [Member] | Trading [Member] | Natural Gas [Member] | Fixed Swaps/Futures [Member] | ETP [Member]
Notional Volume		(232,500)	9,457,500
Maturity		2015
Mark-To-Market Derivatives [Member] | Trading [Member] | Natural Gas [Member] | Basis Swaps IFERC NYMEX [Member] | ETP [Member]
Notional Volume	[1]	(13,907,500)	(487,500)
Mark-To-Market Derivatives [Member] | Trading [Member] | Natural Gas [Member] | Swing Swaps IFERC [Member] | ETP [Member]
Notional Volume		0	1,937,500
Mark-To-Market Derivatives [Member] | Trading [Member] | Natural Gas [Member] | Options - Calls [Member] | ETP [Member]
Maturity		2015
Mark-To-Market Derivatives [Member] | Trading [Member] | Maximum [Member] | Natural Gas [Member] | Fixed Swaps/Futures [Member] | ETP [Member]
Maturity			2019
Mark-To-Market Derivatives [Member] | Trading [Member] | Maximum [Member] | Natural Gas [Member] | Basis Swaps IFERC NYMEX [Member] | ETP [Member]
Maturity		2016	2017
Mark-To-Market Derivatives [Member] | Trading [Member] | Maximum [Member] | Natural Gas [Member] | Swing Swaps IFERC [Member] | ETP [Member]
Maturity			2016
Mark-To-Market Derivatives [Member] | Trading [Member] | Minimum [Member] | Natural Gas [Member] | Fixed Swaps/Futures [Member] | ETP [Member]
Maturity			2014
Mark-To-Market Derivatives [Member] | Trading [Member] | Minimum [Member] | Natural Gas [Member] | Basis Swaps IFERC NYMEX [Member] | ETP [Member]
Maturity		2015	2014
Mark-To-Market Derivatives [Member] | Trading [Member] | Minimum [Member] | Natural Gas [Member] | Swing Swaps IFERC [Member] | ETP [Member]
Maturity			2014
Mark-To-Market Derivatives [Member] | Non Trading [Member] | Natural Gas [Member] | Fixed Swaps/Futures [Member] | ETP [Member]
Notional Volume		(8,779,000)	(8,195,000)
Mark-To-Market Derivatives [Member] | Non Trading [Member] | Natural Gas [Member] | Fixed Swaps/Futures [Member] | Regency [Member]
Notional Volume		(25,525,000)	(24,455,000)
Maturity		2015
Mark-To-Market Derivatives [Member] | Non Trading [Member] | Natural Gas [Member] | Basis Swaps IFERC NYMEX [Member] | ETP [Member]
Notional Volume		57,500	570,000
Maturity		2015	2014
Mark-To-Market Derivatives [Member] | Non Trading [Member] | Natural Gas [Member] | Swing Swaps IFERC [Member] | ETP [Member]
Notional Volume		46,150,000	(9,690,000)
Maturity		2015
Mark-To-Market Derivatives [Member] | Non Trading [Member] | Natural Gas [Member] | Forward Physical Contracts [Member] | ETP [Member]
Notional Volume		(9,116,777)	5,668,559
Maturity		2015
Mark-To-Market Derivatives [Member] | Non Trading [Member] | Natural Gas Liquids [Member] | Forwards/Swaps [Member] | Regency [Member]
Notional Volume | barrels		(292,000)	(438,000)
Maturity		2015	2014
Mark-To-Market Derivatives [Member] | Non Trading [Member] | Propane [Member] | Forwards/Swaps [Member] | Regency [Member]
Notional Volume | gal		(29,148,000)	(52,122,000)
Maturity		2015
Mark-To-Market Derivatives [Member] | Non Trading [Member] | WTI Crude Oil [Member] | Forwards/Swaps [Member] | Regency [Member]
Notional Volume | bbl		(1,252,000)	(521,000)
Maturity			2014
Mark-To-Market Derivatives [Member] | Non Trading [Member] | Maximum [Member] | Natural Gas [Member] | Fixed Swaps/Futures [Member] | ETP [Member]
Maturity		2016	2015
Mark-To-Market Derivatives [Member] | Non Trading [Member] | Maximum [Member] | Natural Gas [Member] | Fixed Swaps/Futures [Member] | Regency [Member]
Maturity			2015
Mark-To-Market Derivatives [Member] | Non Trading [Member] | Maximum [Member] | Natural Gas [Member] | Swing Swaps IFERC [Member] | ETP [Member]
Maturity			2016
Mark-To-Market Derivatives [Member] | Non Trading [Member] | Maximum [Member] | Natural Gas [Member] | Forward Physical Contracts [Member] | ETP [Member]
Maturity			2015
Mark-To-Market Derivatives [Member] | Non Trading [Member] | Maximum [Member] | Propane [Member] | Forwards/Swaps [Member] | Regency [Member]
Maturity			2015
Mark-To-Market Derivatives [Member] | Non Trading [Member] | Maximum [Member] | WTI Crude Oil [Member] | Forwards/Swaps [Member] | Regency [Member]
Maturity		2016
Mark-To-Market Derivatives [Member] | Non Trading [Member] | Minimum [Member] | Natural Gas [Member] | Fixed Swaps/Futures [Member] | ETP [Member]
Maturity		2015	2014
Mark-To-Market Derivatives [Member] | Non Trading [Member] | Minimum [Member] | Natural Gas [Member] | Fixed Swaps/Futures [Member] | Regency [Member]
Maturity			2014
Mark-To-Market Derivatives [Member] | Non Trading [Member] | Minimum [Member] | Natural Gas [Member] | Swing Swaps IFERC [Member] | ETP [Member]
Maturity			2014
Mark-To-Market Derivatives [Member] | Non Trading [Member] | Minimum [Member] | Natural Gas [Member] | Forward Physical Contracts [Member] | ETP [Member]
Maturity			2014
Mark-To-Market Derivatives [Member] | Non Trading [Member] | Minimum [Member] | Propane [Member] | Forwards/Swaps [Member] | Regency [Member]
Maturity			2014
Mark-To-Market Derivatives [Member] | Non Trading [Member] | Minimum [Member] | WTI Crude Oil [Member] | Forwards/Swaps [Member] | Regency [Member]
Maturity		2015
Cash Flow Hedging [Member] | Crude Oil [Member] | Future [Member] | ETP [Member]
Notional Volume | barrels		0	(30,000)
Maturity			2014
Cash Flow Hedging [Member] | Non Trading [Member] | Natural Gas [Member] | Fixed Swaps/Futures [Member] | ETP [Member]
Notional Volume		0	(12,775,000)
Maturity			2014
Cash Flow Hedging [Member] | Non Trading [Member] | Natural Gas [Member] | Basis Swaps IFERC NYMEX [Member] | ETP [Member]
Notional Volume		0	(1,825,000)
Maturity			2014
Cash Flow Hedging [Member] | Non Trading [Member] | Natural Gas Liquids [Member] | Forwards/Swaps [Member] | ETP [Member]
Notional Volume | barrels		0	(780,000)
Maturity			2014
Fair Value Hedging [Member] | Non Trading [Member] | Natural Gas [Member] | Fixed Swaps/Futures [Member] | ETP [Member]
Notional Volume		(39,287,500)	(50,530,000)
Maturity		2015	2014
Fair Value Hedging [Member] | Non Trading [Member] | Natural Gas [Member] | Basis Swaps IFERC NYMEX [Member] | ETP [Member]
Notional Volume		(39,287,500)	(7,352,500)
Maturity			2014
Fair Value Hedging [Member] | Non Trading [Member] | Natural Gas [Member] | Hedged Item - Inventory [Member] | ETP [Member]
Notional Volume		39,287,500	50,530,000
Maturity		2015	2014
Trading [Member] | Mark-To-Market Derivatives [Member] | Natural Gas [Member] | Options - Calls [Member] | ETP [Member]
Notional Volume		5,000,000
Non Trading [Member] | Mark-To-Market Derivatives [Member] | Natural Gas Liquids [Member] | Forward Swaps [Member] | ETP [Member]
Notional Volume | barrels		(2,179,400)	(1,133,600)
Maturity		2015	2014
Non Trading [Member] | Mark-To-Market Derivatives [Member] | Refined Products [Member] | Future [Member] | ETP [Member]
Notional Volume | barrels		13,745,755	(280,000)
Maturity		2015	2014
Non Trading [Member] | Fair Value Hedging [Member] | Natural Gas [Member] | Basis Swaps IFERC NYMEX [Member] | ETP [Member]
Maturity		2015

[1]	(1) Includes aggregate amounts for open positions related to Houston Ship Channel, Waha Hub, NGPL TexOk, West Louisiana Zone and Henry Hub locations.